INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of effective income tax rate

	2025	2024	2023
Federal statutory income tax rate on net income/loss	21.0%	21.0%	21.0%
State statutory income tax rate on net income/loss	7.0%	7.0%	8.8%
Permanent differences	38.6%	1.2%	0.0%
Change in valuation allowance	-58.4%	-76.7%	-24.9%
Prior year adjustments	-8.3%	47.5%	0.0%
Effective tax rate	0.0%	0.0%	0.0%

Schedule of reconciliation of income tax expense

	2025	2024	2023
Earnings (loss) for the year	$(135,214)	$(636,518)	$612,748

Expected federal income tax expense (benefit) at statutory rate	(28,395)	(133,669)	128,677
Expected state income tax expense (benefit) at statutory rate	(9,443)	(44,452)	54,167
Adjustment to prior years provision versus statutory tax returns	11,156	(302,056)	(158,826)
Permanent difference related to warrant revaluations	(52,256)	(7,795)	–
Change in valuation allowance	78,938	487,971	(24,018)
Income tax benefit	$–	$–	$–

Schedule of deferred tax assets

	2025	2024	2023
Deferred tax assets:
Federal and state net operating loss carryovers	$3,389,892	$3,335,937	$3,366,577
Warrant revaluation	–	–	(519,466)
Stock compensation	148,330	123,347	124,202
Total deferred tax asset	3,538,222	3,459,284	2,971,313
Less: valuation allowance	(3,538,222)	(3,459,284)	(2,971,313)
Deferred tax asset	$–	$–	$–